Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable
Loans Receivable

3.                        Loans Receivable

The components of loans receivable at December 31 are as follows:

	2012	2011

Residential mortgages	$104,236,713	$88,534,353
Home equity loans	47,083,312	44,979,503
Consumer loans	29,678,184	34,340,467
Commercial real estate	84,106,515	82,269,122
Commercial loans	47,463,912	37,695,416
	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans	$310,673,737	$285,915,539

At December 31, 2012 and 2011 loans to officers and directors were approximately $9.4 million and $9.2 million respectively.  During 2012 and 2011, $4.0 million and $5.4 million of new loans were made to officers and directors respectively.  Net pay downs and repayments in aggregate on loans to officers and directors were approximately $3.8 million and $5.1 million during 2012 and 2011 respectively.  Effect of changes in the composition of related parties resulted in an increase of approximately $12,000 and $160,000 during 2012 and 2011 respectively.

At December 31, 2012 and 2011, Federal Home Loan Bank advances are collateralized by residential mortgages in the amount of $78,848,981 and $63,641,363, respectively pledged under a blanket collateral agreement.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2012, 2011 and 2010:

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Loans charged off	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Balance at end of year	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Loans charged off	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Balance at end of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2010	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$1,259,155	$635,184	$430,560	$190,991	$384,697	$2,900,587
Loans charged off	(57,307)	—	(249,310)	(143,020)	(159,064)	(608,701)
Recoveries	135,990	6,609	190,515	1,449	—	334,563
Provision for loan losses	1,329,989	(66,013)	(34,426)	215,205	205,245	1,650,000
Balance at end of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$236,682	$213,685	$22,997	$—	$—	$—
Collectively evaluated for impairment	2,539,175	619,922	833,715	231,634	281,614	572,290
Total ending allowance balance	$2,775,857	$833,607	$856,712	$231,634	$281,614	$572,290
Loans:
Individually evaluated for impairment	$1,085,318	$884,680	$200,638	$—	$—	$—
Collectively evaluated for impairment	311,483,318	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713
Total ending loan balance	$312,568,636	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$661,098	$—	$661,098	$—	$—	$—
Collectively evaluated for impairment	2,238,427	534,995	648,713	326,123	264,513	464,083
Total ending allowance balance	$2,899,525	$534,995	$1,309,811	$326,123	$264,513	$464,083
Loans:
Individually evaluated for impairment	$836,098	$—	$836,098	$—	$—	$—
Collectively evaluated for impairment	286,982,763	37,695,416	81,433,024	34,340,467	44,979,503	88,534,353
Total ending loan balance	$287,818,861	$37,695,416	$82,269,122	$34,340,467	$44,979,503	$88,534,353

The following table presents information related to impaired loans by segment of loans as of and for the year ended December 31, 2012, 2011 and 2010:

December 31, 2012
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

December 31, 2011
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

December 31, 2010
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	2,042,914	2,042,914	2,042,914	2,144,366	35
Commercial real estate	1,382,762	1,382,762	98,221	1,382,762	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$3,425,676	$3,425,676	$2,141,135	$3,527,128	$35

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class as of December 31, 2012 and December 31, 2011:

	December 31, 2012		December 31, 2011
		Loans Past Due		Loans Past Due
		Over 90 days		Over 90 days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing

Commercial loans	$58,900	$—	$68,942	$—
Commercial real estate	—	238,265	836,098	—
Consumer loans	—	—	—	—
Home equity	150,000	—	150,000	—
Residential mortgages	279,349	—	381,647	—
Total	$488,249	$238,265	$1,436,687	$—

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and by class of loans:

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2012	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2011	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$37,695,416	$35,521	$—	$—	$35,521	$37,659,895
Commercial real estate	82,269,122	—	—	836,098	836,098	81,433,024
Consumer loans	34,340,467	108,739	—	—	108,739	34,231,728
Home equity	44,979,503	—	—	150,000	150,000	44,829,503
Residential mortgages	88,534,353	5,466	332,461	195,535	533,462	88,000,891
Total	$287,818,861	$149,726	$332,461	$1,181,633	$1,663,820	$286,155,041

Troubled Debt Restructurings

As of December 31, 2012, the Company has a recorded investment in troubled debt restructurings of $662,167.   There were no troubled debt restructurings as of December 31, 2011. The Company has allocated $185,854 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012.  The Company has not committed to lend additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ended December 31, 2012, the terms of certain loans were modified as troubled debt restructurings.  The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Four commercial loans were considered to be troubled debt restructurings as of December 31, 2012.  Each loan was a commercial line of credit which was not paid in full at the time of maturity. The loans maturity dates were extended ranging from ten years to twenty years and the reduction in interest rates were to below market rates.  One of the commercial loans had a principal balance as of December 31, 2012 of $197,233 which was considered impaired and had a specific allowance of $20,837 based on the present value of estimated future cash flows.  This loan is currently performing in accordance with the modified terms of the loan.  In addition, one commercial loan had a principal balance of $405,945 as of December 31, 2012 which was considered impaired and had a specific allowance of $150,261 based on the present value of estimated future cash flows.  This loan is currently performing in accordance with the modified terms of the loan.  The two remaining commercial loans represent one commercial relationship, with a principal balance of $58,989 as of December 31, 2012 which was considered impaired and had a specific allowance of $14,756 based on the present value of estimated future cash flows. These two loans are considered nonaccrual. These loans are currently paying in accordance with the modified terms.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes non-homogenous loans, such as commercial and commercial real estate with an outstanding relationship greater than $250,000.  Homogenous loans are reviewed when appropriate given foreclosures, bankruptcies or relationships that include non-homogenous loans.  For homogenous loan pools, such as residential mortgages, home equity and consumer loans, the Company uses the payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on at least a monthly basis by the Company’s personnel and on a quarterly basis with respect to determining the adequacy of the allowance for loan losses. This analysis is performed on at least an annual basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncovered, these potential weaknesses may result in deterioration of the repayment prospects for the loan or the institution’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debts.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are either less than $250,000 or are included in groups of homogenous loans.   Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loans is as follows:

	Not		Special
December 31, 2012	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446

	Not		Special
December 31, 2011	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$15,320,492	$22,088,715	$130,803	$58,276	$97,130
Commercial real estate	13,520,575	66,173,233	1,037,753	670,599	866,962
Total	$28,841,067	$88,261,948	$1,168,556	$728,875	$964,092